Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014
C000237259 [Member]
Account Value [Line Items]
Accumulated Value	$ 37,318	$ 32,318	$ 25,907	$ 20,809	$ 22,946	$ 16,420	$ 15,867	$ 13,648	$ 12,187	$ 10,660	$ 10,000
C000238839 [Member]
Account Value [Line Items]
Accumulated Value	19,923	19,651	16,905	16,188	17,247	8,914	11,730	14,041	12,056	9,660	10,000
S&P 500 Index ($35,936) [Member]
Account Value [Line Items]
Accumulated Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		$ 10,000
Russell 2000 Value Benchmark Total Return ($19,158) [Member]
Account Value [Line Items]
Accumulated Value	19,158	18,153	16,370	15,442	18,445	10,645	12,899	13,757	12,163	9,742	10,000
Russell 3000 Total Return ($33,822) [Member]
Account Value [Line Items]
Accumulated Value	$ 33,822	$ 29,335	$ 23,825	$ 20,029	$ 23,253	$ 16,130	$ 15,141	$ 13,893	$ 12,104	$ 10,214	$ 10,000